Organization and business overview (Tables)	12 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Consolidated Financial Statements of Entities

The consolidated financial statements of the Company include the following entities:

Name	Date of incorporation	Percentage of direct or indirect interests	Place of incorporation	Principal activities
Mobile-Health Network Solutions	28 July 2016		Cayman Islands	Investment holding
Manadr Pte. Ltd.	28 September 2016	100%	Singapore	Providing healthcare services through mobile application and web portals
Mobile Health Pte. Ltd.	2 July 2009	100%	Singapore	Developing IT systems on mobile phone
1 Healthservice Pte. Ltd.	28 September 2016	100%	Singapore	Pharmacies, drug stores and other health services
Mana Aesthetics Pte. Ltd.	October 11, 2017	100%	Singapore	Beauty and other personal care services
Manadr Clinic Pte. Ltd.	March 6, 2023	100%	Singapore	Clinics and other general medical services
Manadr Vietnam Pte. Ltd.	June 29, 2023	100%	Vietnam	Developing IT systems on mobile phone and web portals
Mobile Health Network Solutions Sdn. Bhd.	April 22, 2024	100%	Malaysia	Providing healthcare services through mobile application and web portals
Klinik K Wong Sdn. Bhd.	July 3, 2024	100%(1)	Malaysia	Providing clinic healthcare services
PT Mobile Health Network Solution	August 6, 2024	99.9%(2)	Indonesia	Clinics and other general medical services
Skylink Innovations Pte. Ltd.	November 27, 2024	100%(3)	Singapore	Internet search engines
Medilink Clinic Pte. Ltd.	January 13, 2025	100%(4)	Singapore	Clinics and other general medical services

(1)	On July 3, 2024, Klinik K Wong Sdn. Bhd. had been incorporated and the capital injection was S$28.78 (MYR100).

1	Organization and business overview (continued)

(2)	On August 6, 2024, PT Mobile Health Network Solution had been incorporated and the capital injection was S$842,600 (IDR10,000,000,000).

(3)	On November 27, 2024, Skylink Innovations Pte. Ltd. had been incorporated and the capital injection was S$50,000.

(4)	On January 13, 2025, Medilink Clinic Pte. Ltd. had been incorporated and the capital injection was S$10,000.